Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for CEO (Evans)(1)	Comp. Actually Paid to CEO (Evans)(2)	Summary Comp. Table Total for CEO (DeVeydt)(1)	Comp. Actually Paid to CEO (DeVeydt)(2)	Average Summary Comp. Table Total for Non-CEO NEOs(3)	Average Comp. Actually Paid to Non-CEO NEOs(4)	TSR	Peer Group TSR(5)	Net Income (in millions)	Adjusted EBITDA (in millions)(6)
2022	$6,092,825	$(3,342,023)	N/A	N/A	$1,670,372	$(1,192,139)	$178.0	$147.8	$87.0	$380.2
2021	4,307,123	14,217,126	N/A	N/A	1,541,025	6,060,779	341.2	146.1	$70.7	$339.6
2020	3,541,863	16,996,689	559,528	13,280,517	1,284,162	6,249,898	185.3	111.9	$1.3	$256.6

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the Summary Compensation Table for our CEO for the respective years shown. Until his appointment as Executive Chairman on January 13, 2020, Mr. DeVeydt served as Chief Executive Officer of the Company. Mr. Evans, who previously served as Executive Vice President and Chief Operating Officer, was appointed to replace Mr. DeVeydt as the Chief Executive Officer of the Company effective January 13, 2020.Reflects average compensation amounts reported in the Summary Compensation Table for our non-CEO NEOs for the respective years shown. The following non-CEO NEOs are included in the average figures shown:
2022: David T. Doherty, Thomas F. Cowhey, Jennifer B. Baldock, Harrison R. Bane, Bradley R. Owens
2021: Thomas F. Cowhey, Jennifer B. Baldock, Anthony W. Taparo, Bradley R. Owens
2020: Thomas F. Cowhey, Jennifer B. Baldock, George M. Goodwin, Anthony W. Taparo

Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative total shareholder return for the Dow Jones U.S. Health Care Providers Index.
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation Actually Paid to CEO” in each of 2022, 2021 and 2020 reflects the respective Summary Compensation Table total adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020		2021	2022
CEO	Evans	DeVeydt	Evans	Evans
Summary Compensation Table Total	$3,541,863	$559,528	$4,307,123	$6,092,825
Less: Equity Award Amounts Reported in Summary Compensation Table	(2,250,000)	(125,000)	(2,500,000)	(4,645,000)
Add: Fair Value of Current Year Equity Awards Outstanding/Unvested at Year End	8,512,317	—	3,175,972	2,062,532
Add: Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year	375,000	125,000	—	645,000
Change in Value of Prior Years’ Awards Outstanding/Unvested at Year End	4,977,917	10,794,029	8,437,390	(3,285,321)
Change in Value of Prior Years’ Awards That Vested in the Year	1,839,592	1,926,960	4,620,973	(4,212,059)
Less: Fair Value of Prior Years' Awards Forfeited in the Year	—	—	—	—
Less: Fair Value of Prior Years' Awards Failing to Meet Vesting Conditions	—	—	(3,824,332)	—
Compensation Actually Paid	$16,996,689	$13,280,517	$14,217,126	$(3,342,023)
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for restricted stock awards and earned PSU awards, the closing price on applicable year-end date or, in the case of vesting, the closing price as of each vest date, (2) for unearned PSU awards, closing price on applicable year-end date multiplied by the probability of achievement as of each such date, and (3) for option and SSAR awards, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value for the applicable grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,670,372	$ 1,541,025	$ 1,284,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,192,139)	6,060,779	6,249,898
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	“Average Compensation Actually Paid to non-CEO NEOs” in each of 2022, 2021 and 2020 reflects the respective average Summary Compensation Table total adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020	2021	2022

Summary Compensation Table Total	$1,284,162	$1,541,025	$1,670,372
Less: Equity Award Amounts Reported in Summary Compensation Table	(654,625)	(661,875)	(1,020,000)
Add: Fair Value of Current Year Equity Awards Outstanding/Unvested at Year End	2,326,667	840,847	768,546
Add: Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year	142,125	—	—
Change in Value of Prior Years’ Awards Outstanding/Unvested at Year End	2,251,193	3,008,559	(502,425)
Change in Value of Prior Years’ Awards That Vested in the Year	900,376	1,714,650	(401,924)
Less: Fair Value of Prior Years' Awards Forfeited in the Year	—	—	(1,706,708)
Less: Fair Value of Prior Years' Awards Failing to Meet Vesting Conditions	—	(382,427)	—
Compensation Actually Paid	$6,249,898	$6,060,779	$(1,192,139)
	Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for restricted stock awards and earned PSU awards, the closing price on applicable year-end date or, in the case of vesting, the closing price as of each vest date, (2) for unearned PSU awards, closing price on applicable year-end date multiplied by the probability of achievement as of each such date, and (3) for option and SSAR awards, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value for the applicable grant.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Adjusted EBITDA
Total Shareholder Return Amount	$ 178.0	341.2	185.3
Peer Group Total Shareholder Return Amount	147.8	146.1	111.9
Net Income (Loss)	$ 87,000,000.0	$ 70,700,000	$ 1,300,000
Company Selected Measure Amount	380,200,000	339,600,000	256,600,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	For compensation purposes, "Adjusted EBITDA" is calculated as income before income taxes, adjusted for net income attributable to noncontrolling interests; depreciation and amortization; interest expense, net; equity-based compensation expense; transaction and integration related costs; loss (gain) on disposals, net; litigation settlements and other litigation costs; loss on debt extinguishment; undesignated derivative income; hurricane-related impacts; impairment charges and gain on escrow release. We use Adjusted EBITDA as a measure of financial performance. Adjusted EBITDA is a key measure used by our management to assess operating performance, make business decisions and allocate resources. Adjusted EBITDA is the core long-term metric we use for purposes of evaluating performance for our compensation program, as further described in the section above entitled "Compensation Discussion and Analysis - Elements of Named Executive Officer Compensation."
Evans [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,092,825	$ 4,307,123	$ 3,541,863
PEO Actually Paid Compensation Amount	$ (3,342,023)	$ 14,217,126	$ 16,996,689
PEO Name	Mr. Evans	Mr. Evans	Mr. Evans
DeVeydt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 559,528
PEO Actually Paid Compensation Amount			$ 13,280,517
PEO Name			Mr. DeVeydt
PEO [Member] | Evans [Member] | Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,645,000)	$ (2,500,000)	$ (2,250,000)
PEO [Member] | Evans [Member] | Fair Value of Current Year Equity Awards Outstanding/Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,062,532	3,175,972	8,512,317
PEO [Member] | Evans [Member] | Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	645,000	0	375,000
PEO [Member] | Evans [Member] | Change in Value of Prior Years’ Awards Outstanding/Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,285,321)	8,437,390	4,977,917
PEO [Member] | Evans [Member] | Change in Value of Prior Years’ Awards That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,212,059)	4,620,973	1,839,592
PEO [Member] | Evans [Member] | Fair Value of Prior Years' Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Evans [Member] | Fair Value of Prior Years' Awards Failing to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,824,332)	0
PEO [Member] | DeVeydt [Member] | Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(125,000)
PEO [Member] | DeVeydt [Member] | Fair Value of Current Year Equity Awards Outstanding/Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | DeVeydt [Member] | Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			125,000
PEO [Member] | DeVeydt [Member] | Change in Value of Prior Years’ Awards Outstanding/Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,794,029
PEO [Member] | DeVeydt [Member] | Change in Value of Prior Years’ Awards That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,926,960
PEO [Member] | DeVeydt [Member] | Fair Value of Prior Years' Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | DeVeydt [Member] | Fair Value of Prior Years' Awards Failing to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,020,000)	(661,875)	(654,625)
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards Outstanding/Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	768,546	840,847	2,326,667
Non-PEO NEO [Member] | Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	142,125
Non-PEO NEO [Member] | Change in Value of Prior Years’ Awards Outstanding/Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(502,425)	3,008,559	2,251,193
Non-PEO NEO [Member] | Change in Value of Prior Years’ Awards That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(401,924)	1,714,650	900,376
Non-PEO NEO [Member] | Fair Value of Prior Years' Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,706,708)	0	0
Non-PEO NEO [Member] | Fair Value of Prior Years' Awards Failing to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (382,427)	$ 0